Significant Accounting Policies and Recent Accounting Pronouncements, textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Compensating Balance, Amount	$ 15,000,000
Provision for Doubtful Accounts	0	0
Time charter rate assumed for asset impairment	10 year average of 1 year time charter rates
Assumed inflation percentage for asset impairment	3.00%
Assumed vessel utilization for asset impairment	98.00%
Off hire percentage assumed for asset impairment	1.00%
Impairment of Long-Lived Assets Held-for-use	0	0	0
Impairment of Real Estate	$ 0	$ 0	$ 0